Earnings (loss) per share (EPS)	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share (EPS)
Earnings (loss) per share (EPS)

20    Earnings (loss) per share (EPS)

Basic

Basic earnings (loss) per share excludes the effects of dilution and is computed by dividing profit (loss) attributable to equity holders of the parent by the weighted average number of shares outstanding for the period.

Diluted

Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised into shares. In calculating diluted earnings (loss) per share, the numerator is adjusted for the effect of interest expense, exchange variation and changes in the fair value of the embedded conversion feature of the convertible notes disclosed in notes 15 and 16 (only if dilutive) and the denominator is increased to include the number of potentially dilutive Class A common shares assumed to be outstanding during the period.

In addition, the Company has restricted stock units (see Note 18) that are also considered in the calculation of diluted earnings per share if they have a dilutive effect.

The following table reflects the profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations:

	2022			2021			2020
	Class A	Class B	Total	Class A	Class B	Total	Class A	Class B	Total
Profit (loss) attributable to equity holders of the parent	20,143	19,346	39,489	(70,929)	(87,154)	(158,083)	8,534	8,246	16,780
Adjustments attributable to convertible notes	(70,519)	—		—	—		—	—
Adjusted (loss) profit attributable to equity holders of the parent	(50,376)	19,346		(70,929)	(87,154)		8,534	8,246
Weighted average number of common shares outstanding (thousand)	28,530	27,401	55,931	22,300	27,401	49,701	28,357	27,401	55,758
Effects of dilution from:
Share-based compensation plan (thousands)	49	—		142	—		161	—
Convertible notes (thousands)	5,172	—		5,172	—		—	—
Basic (loss) earnings per share - R$	0.71	0.71		(3.18)	(3.18)		0.30	0.30
Diluted (loss) earnings per share - R$	(1.49)	0.71		(3.18)	(3.18)		0.30	0.30

As of December 31, 2021, the convertible notes and the share-based compensation plan had an anti-dilutive effect.